Financial Risk Management_The Remaining Contractual Maturity Of Financial Assets And Liabilities Excluding Derivatives Held For Cash Flow Hedging(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		₩ 539,836,206		₩ 506,412,674
Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		7,488,979	[1]	7,980,299	[2]
Cash Flow Of Restricted Due From Financial Institutions		13,394,627		12,394,461
Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		54,642,998		52,558,359
Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	3,008,598		1,915,532
Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	170,126		86,213
Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		385,303,297		366,944,038
Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	48,904,078		39,189,613
Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	32,038,787		30,454,737
Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		8,279,343		7,283,883
Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		439,430,974		405,741,912
Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	2,663,327		2,823,820
Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	12,704,826		12,503,039
Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	2,842,950		2,724,994
Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]	52,177		(34,623)
Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[6]	309,872,773		281,148,540
Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		38,182,349		33,409,335
Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		53,543,752		56,039,164
Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		577,522
Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		18,991,298		17,127,643
Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		155,645,005		142,216,904
Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	3,847,390		3,626,532
Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		151,797,615	[8]	138,590,372	[9]
On demand | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		65,901,703		63,079,329
On demand | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		5,323,332	[1]	5,636,123	[2]
On demand | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		52,488,545		50,139,812
On demand | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	3,008,598		1,915,532
On demand | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	0		0
On demand | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		2,908,095		3,180,412
On demand | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	2,101,605		2,117,560
On demand | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	0		0
On demand | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		71,528		89,890
On demand | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		167,244,458		150,864,373
On demand | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	2,663,327		2,823,820
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	12,704,826		12,503,039
On demand | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	2,842,950		2,724,994
On demand | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]	0		0
On demand | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[6]	141,821,986		126,781,682
On demand | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		7,074,508		5,909,297
On demand | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		22,285		30,160
On demand | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		256
On demand | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		114,320		91,381
On demand | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		155,645,005		142,216,904
On demand | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	3,847,390		3,626,532
On demand | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		151,797,615	[8]	138,590,372	[9]
Up to 1 month | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		42,638,440		38,190,398
Up to 1 month | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,038,805	[1]	1,481,598	[2]
Up to 1 month | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		446,069		672,326
Up to 1 month | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	0		0
Up to 1 month | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	4,892		4,344
Up to 1 month | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		33,042,040		27,520,126
Up to 1 month | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	526,465		1,812,270
Up to 1 month | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	1,002,164		1,245,353
Up to 1 month | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		6,578,005		5,454,381
Up to 1 month | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		49,872,191		44,846,931
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
Up to 1 month | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
Up to 1 month | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]	14,764		(2,403)
Up to 1 month | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[6]	17,180,492		16,852,129
Up to 1 month | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		12,341,516		10,355,022
Up to 1 month | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		2,652,730		1,699,165
Up to 1 month | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		19,304
Up to 1 month | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		17,663,385		15,943,018
Up to 1 month | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
Up to 1 month | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0		0
Up to 1 month | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[8]	0	[9]
1-3 montshs | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		36,912,087		37,118,765
1-3 montshs | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		286,091	[1]	242,353	[2]
1-3 montshs | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		273,144		162,459
1-3 montshs | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	0		0
1-3 montshs | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	20,216		1,724
1-3 montshs | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		32,668,128		32,374,297
1-3 montshs | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	1,403,884		2,694,083
1-3 montshs | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	2,080,834		1,483,667
1-3 montshs | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		179,790		160,182
1-3 montshs | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		34,410,292		38,066,602
1-3 montshs | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
1-3 montshs | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
1-3 montshs | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
1-3 montshs | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]	15,588		(8,231)
1-3 montshs | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[6]	27,300,542		28,053,517
1-3 montshs | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		3,057,980		3,975,372
1-3 montshs | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		3,812,476		5,875,093
1-3 montshs | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		35,730
1-3 montshs | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		187,976		170,851
1-3 montshs | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
1-3 montshs | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0		0
1-3 montshs | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[8]	0	[9]
3-12 months | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		140,008,538		134,402,595
3-12 months | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		822,123	[1]	538,579	[2]
3-12 months | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		187,821		254,632
3-12 months | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	0		0
3-12 months | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	37,441		17,948
3-12 months | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		125,125,270		116,479,553
3-12 months | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	6,761,533		11,210,903
3-12 months | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	5,700,500		4,412,816
3-12 months | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,373,850		1,488,164
3-12 months | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		130,819,629		116,481,760
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
3-12 months | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
3-12 months | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]	1,652		(37,851)
3-12 months | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[6]	110,410,809		95,568,339
3-12 months | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		8,994,817		7,205,116
3-12 months | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		11,062,873		13,471,021
3-12 months | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		137,419
3-12 months | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		212,059		275,135
3-12 months | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
3-12 months | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0		0
3-12 months | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[8]	0	[9]
1~5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		136,109,923		112,531,031
1~5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		18,628	[1]	81,646	[2]
1~5 years | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		236,130		215,436
1~5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	0		0
1~5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	41,401		21,367
1~5 years | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		94,802,566		84,600,284
1~5 years | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	33,604,010		18,626,405
1~5 years | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	7,366,945		8,932,468
1~5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		40,243		53,425
1~5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		49,265,152		49,068,933
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
1~5 years | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
1~5 years | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]	20,044		13,831
1~5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[6]	10,804,440		11,284,243
1~5 years | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		4,950,294		4,714,743
1~5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		32,477,672		32,474,579
1~5 years | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		318,781
1~5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		693,921		581,537
1~5 years | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
1~5 years | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0		0
1~5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	[8]	0	[9]
Over 5 years | Financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		118,265,515		121,090,556
Over 5 years | Cash and due from financial institutions
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		0	[1]	0	[2]
Over 5 years | Financial assets at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		1,011,289		1,113,694
Over 5 years | Derivatives held for trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[3]	0		0
Over 5 years | Derivatives held for hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[4]	66,176		40,830
Over 5 years | Loans at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		96,757,198		102,789,366
Over 5 years | Financial assets measured at fair value through other comprehensive income
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	4,506,581		2,728,392
Over 5 years | Securities measured at amortized cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk	[5]	15,888,344		14,380,433
Over 5 years | Other financial assets
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Assets Held For Managing Liquidity Risk		35,927		37,841
Over 5 years | Financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		7,819,252		6,413,313
Over 5 years | Financial liabilities at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
Over 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
Over 5 years | Derivatives held of trading
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[3]	0		0
Over 5 years | Derivatives held for fair value hedging
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[4]	129		31
Over 5 years | Deposits
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk	[6]	2,354,504		2,608,630
Over 5 years | Debts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		1,763,234		1,249,785
Over 5 years | Debentures
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		3,515,716		2,489,146
Over 5 years | Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		66,032
Over 5 years | Other financial liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Financial Liability Held For Managing Liquidity Risk		119,637		65,721
Over 5 years | Off-balance sheet items
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0		0
Over 5 years | Financial guarantee contrancts
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[7]	0		0
Over 5 years | Commitments
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items [Line Items]
Off Balance Sheet Item Held For Managing Liquidity Risk		₩ 0	[8]	₩ 0	[9]

[1]	The amounts of KRW 13,394,627 million, which is restricted due from the financial institutions as of December 31, 2019, is excluded.
[2]	The amounts of KRW 12,394,461 million, which is restricted due from the financial institutions as of December 31, 2018, is excluded.
[3]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are classified as 'on demand' category.
[4]	Cash flows of derivative instruments held for hedging are shown at net cash flow by remaining contractual maturity.
[5]	The equity securities designated as financial assets measured at fair value through other comprehensive income are included under the 'On demand' category as they can be disposed without difficulty. However, the equity securities restricted from disposal are included on the category that the releasing date of restriction is belonged to.
[6]	Deposits that are contractually repayable on demand or on short notice are classified under the 'on demand' category.
[7]	The financial guarantee contracts are included under the 'On demand' category as payments will be made upon request.
[8]	Commitments are included under the 'On demand' category because payments will be made upon request.
[9]	Commitments are included under the 'On demand' category because payments will be made upon request.